RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Schedule of Sensitivity Analysis for Changes in Freight Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Changes in profit/loss before tax for the following year	$ (28.9)	$ (27.8)	$ (26.5)
Changes in equity for the following year	$ (28.9)	$ (27.8)	$ (26.5)